Trade and other receivables - Carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current other receivables
Non-current other receivables	$ 107,020	$ 5,293
Current trade and other receivables
Trade receivables	1,178,001	457,506
Other receivables
Insurance recoveries (see also Note 15)	7,672	4,636
Government institutions	14,865	15,471
Prepaid expenses	55,812	30,014
Other receivables	21,792	12,374
Total other receivables	100,141	62,495
Total trade and other receivables	$ 1,278,142	$ 520,001